Deferred Asset	9 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Deferred Asset

3. Deferred Asset

Deferred asset of $30,000 as of December 31, 2020 represented prepaid transaction costs in relation to future equity financing. The amount will be charged against share capital when the respective equity financing is completed.